Commitments (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 15, 2022	Mar. 31, 2022	Dec. 31, 2021
Description Of Office Building	the Company surrendered 828 square feet of its office building lease to the landlord.
Surrender Fee		$ 14,000
Calgary based international aircraft services organization [Member]
Description Of Aircraft			The terms of the agreement resulted in NXT selling its Cessna Citation aircraft that was purchased in 2015 for US$2.0 million, for the sum of US$2.3 million. NXT has leased the aircraft over an initial term of 60 months and retains all existing operating rights and obligations.
Proceeds From The Sales			$ 3,140,000
Net Book Value Of The Asset			2,370,000
Gain On Disposition			770,000
March 2022 [Member]
Non-lease Operating Cost Commitments			13,881
March 2023 [Member]
Non-lease Operating Cost Commitments			17,537
March 2024 [Member]
Non-lease Operating Cost Commitments			17,537
March 2025 [Member]
Non-lease Operating Cost Commitments			$ 13,150